Document And Entity Information	Jul. 30, 2026
Document Information Line Items
Entity Central Index Key	0000020639
Document Type	8-K
Document Period End Date	Jul. 30, 2026
Entity Registrant Name	AMBASE CORPORATION
Entity Incorporation, State or Country Code	DE
Entity File Number	1-07265
Entity Tax Identification Number	95-2962743
Entity Address, Address Line One	7857 WEST SAMPLE ROAD
Entity Address, Address Line Two	SUITE 134
Entity Address, City or Town	CORAL SPRINGS
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33065
City Area Code	201
Local Phone Number	265-0169
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Flag	false